SP Funds S&P Global REIT Sharia ETF

Schedule of Investments at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
REITS - Apartments - 23.1%
AvalonBay Communities, Inc.	7,817	$1,570,513
Camden Property Trust	8,083	1,038,746
Equity Residential	21,251	1,555,148
Essex Property Trust, Inc.	4,957	1,313,902
Mid-America Apartment Communities, Inc.	8,759	1,451,104
The UNITE Group PLC	30,308	370,651
		7,300,064
REITS - Diversified - 38.2%
Arena REIT	26,283	75,677
Axis Real Estate Investment Trust	89,934	37,778
Crown Castle, Inc.	22,472	3,838,892
DDMP Reit, Inc.	484,093	13,017
Digital Core REIT Management Pte. Ltd.	25,670	19,381
Duke Realty Corp.	26,317	1,548,755
Equinix, Inc.	5,758	3,785,136
IMPACT Growth Real Estate Investment Trust	49,642	18,788
Ingenia Communities Group	27,810	81,218
LXI REIT PLC	143,369	245,566
MREIT, Inc.	70,616	19,366
PotlatchDeltic Corp.	5,263	244,308
Rayonier, Inc.	11,101	394,308
RL Commercial REIT, Inc.	274,196	30,030
Washington Real Estate Investment Trust	6,569	128,818
Weyerhaeuser Co.	46,313	1,582,052
		12,063,090
REITS - Health Care - 0.6%
Community Healthcare Trust, Inc.	1,760	64,926
HealthCo REIT	19,721	23,998
Impact Healthcare REIT PLC	29,292	39,060
Universal Health Realty Income Trust	957	48,702
		176,686
REITS - Management & Service - 0.3%
Home Consortium Ltd.	14,551	50,177
KLCCP Stapled Group - Stapled Security	37,084	57,422
		107,599
REITS - Manufactured Homes - 2.9%
Equity LifeStyle Properties, Inc.	13,127	920,203

REITS - Office Property - 0.1%
Filinvest REIT Corp.	132,860	14,906

REITS - Private Equity - 0.0% (1)
Ziraat Gayrimenkul Yatirim Ortakligi AS	67,662	12,718

REITS - Regional Malls - 0.1%
IGB Real Estate Investment Trust	115,541	41,822

REITS - Storage - 11.2%
Public Storage	10,674	3,531,279

REITS - Warehouse & Industry - 23.1%
BWP Trust	36,525	99,658
EastGroup Properties, Inc.	3,162	521,825
First Industrial Realty Trust, Inc.	10,015	507,560
Frasers Property Thailand Industrial Freehold & Leasehold REIT	114,461	35,158
Innovative Industrial Properties, Inc.	2,121	194,538
Prologis, Inc.	30,394	3,784,357
Rexford Industrial Realty, Inc.	12,521	778,932
Segro PLC	91,311	1,001,935
Terreno Realty Corp.	5,730	349,473
		7,273,436
Total Common Stocks
(Cost $35,900,137)		31,441,803

Total Investments in Securities - 99.6%
(Cost $35,900,137)		31,441,803
Other Assets in Excess of Liabilities - 0.4%		118,585
Total Net Assets - 100.0%		$31,560,388

REIT		Real Estate Investment Trust
Stapled Security		A stapled security is an instrument that consists of two or more securities that are contractually bound to form a single salable unit; they cannot be bought or sold separately.
	(1)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at August 31, 2022 (Unaudited)

The SP Funds S&P Global REIT Sharia ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$31,441,803	$–	$–	$31,441,803
Total Investments in Securities	$31,441,803	$–	$–	$31,441,803

(1) See Schedule of Investments for the industry breakout.